CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 22,894	$ 19,814
Short-term bank deposits	5,089	10,059
Accounts receivable-trade, net	15,657	18,387
Other accounts receivable and prepaid expenses	4,298	3,314	[1]
Inventories, net	35,404	29,395	[1]
Assets held for sale		9,959
Total current assets	83,342	90,928
INVESTMENT AND OTHER NON CURRENT ASSETS:
Investment in an affiliated company	2,556	2,289
Funds in respect of employee rights upon retirement	2,496	2,900
Deferred income taxes	1,550	1,616
Total investment and other non current assets	6,602	6,805
PROPERTY, PLANT AND EQUIPMENT, NET	11,524	11,147	[1]
Total long-term assets	18,126	17,952
Total assets	101,468	108,880
CURRENT LIABILITIES:
Short term bank loan and current maturities of long-term loans		910
Accounts payable trade	5,886	6,941
Other accounts payable and accrued expenses	5,651	5,815	[1]
Liabilities held for sale		3,428
Total current liabilities	11,537	17,094
NON CURRENT LIABILITIES:
Other long-term liabilities	34	58
Liability in respect of employee rights upon retirement	2,655	3,140
Deferred income taxes	1,774	1,058
Total long-term liabilities	4,463	4,256
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 14)
Total liabilities	16,000	21,350
EQUITY:
Authorized: 10,000,000 shares at December 31, 2014 and 2013; Issued: 9,082,817 and 9,079,709 shares at December 31, 2014 and 2013, respectively; Outstanding: 8,808,344 and 8,805,236 shares at December 31, 2014 and 2013, respectively	2,793	2,792
Additional paid-in capital	64,491	64,454
Treasury stock, at cost, 274,473 shares at December 31, 2014 and 2013	(2,088)	(2,088)
Accumulated other comprehensive loss		(429)
Retained earnings	20,272	20,840
Total shareholders' equity	85,468	85,569
Non-controlling interest		1,961
Total equity	85,468	87,530
Total liabilities and equity	$ 101,468	$ 108,880

[1]	(*) Excluding held for sale assets at December 31, 2013